Fair Value Measurements (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Fair Value Measurements (Textual)
Change in fair value of derivative liabilities	$ 945	$ 321	$ 3,160	$ 9,316